Summary of lease liabilities (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease liabilities discount rate percentage	5.57%
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease liabilities discount rate percentage	7.59%